11 SUBSEQUENT EVENTS (Details Narrative) (USD $)	2 Months Ended
	Sep. 03, 2013	Aug. 09, 2013
Subsequent Events [Abstract]
Registered common shares		6,000,000
Sold shares of Mediswipe	449,252
Net proceeds	$ 18,247